TANGIBLE FIXED ASSETS (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Depreciation and impairment
At 1 January	£ 17,904	£ 15,399
At 31 December	111,954	17,904
Cost
Cost
At 1 January	25,329	17,918
Foreign exchange movement	(62)	(136)
Acquisition through business combination	23,004
Additions	82,492	9,187
At 31 December	130,763	25,329
Depreciation and impairment
Disposals		(1,640)
Depreciation and impairment
Cost
Foreign exchange movement	(65)	15
Depreciation and impairment
At 1 January	7,491	2,519
Depreciation charged during the period	11,383	5,913
Disposals		(1,021)
At 30 December	18,810	7,491
At 1 January	7,425
At 31 December		7,425
Right of use Assets
Depreciation and impairment
At 1 January	7,379
At 31 December	350	7,379
Right of use Assets | Cost
Cost
At 1 January	7,379
Acquisition through business combination	358
Additions		7,379
At 31 December	358	7,379
Depreciation and impairment
Transfer to another class	(7,379)
Right of use Assets | Depreciation and impairment
Depreciation and impairment
Depreciation charged during the period	3,281
Transfer to another class	(3,273)
At 30 December	8
Mining And Computer Equipment
Depreciation and impairment
At 1 January	10,487	15,345
At 31 December	39,992	10,487
Mining And Computer Equipment | Cost
Cost
At 1 January	17,865	17,833
Foreign exchange movement	(62)	(136)
Additions	33,317	1,808
At 31 December	58,499	17,865
Depreciation and impairment
Transfer to another class	7,379
Disposals		(1,640)
Mining And Computer Equipment | Depreciation and impairment
Cost
Foreign exchange movement	(65)	15
Depreciation and impairment
At 1 January	7,443	2,488
Depreciation charged during the period	7,856	5,896
Transfer to another class	3,273
Disposals		(1,021)
At 30 December	18,507	7,443
At 1 January	7,377
At 31 December		7,377
Office Equipment
Depreciation and impairment
At 31 December	49
Office Equipment | Cost
Cost
Additions	49
At 31 December	49
Assets Under Construction
Depreciation and impairment
At 31 December	61,306
Assets Under Construction | Cost
Cost
Acquisition through business combination	12,180
Additions	49,126
At 31 December	61,306
Data centers
Depreciation and impairment
At 31 December	10,237
Data centers | Cost
Cost
Acquisition through business combination	10,466
At 31 December	10,466
Data centers | Depreciation and impairment
Depreciation and impairment
Depreciation charged during the period	229
At 30 December	229
Improvements to data centers
Depreciation and impairment
At 1 January	37
At 31 December	20	37
Improvements to data centers | Cost
Cost
At 1 January	85
At 31 December	85	85
Improvements to data centers | Depreciation and impairment
Depreciation and impairment
At 1 January	48
Depreciation charged during the period	17
At 30 December	65	48
Data centers including improvements
Depreciation and impairment
At 1 January	37	54
At 31 December		37
Data centers including improvements | Cost
Cost
At 1 January	85	85
At 31 December		85
Data centers including improvements | Depreciation and impairment
Depreciation and impairment
At 1 January		31
Depreciation charged during the period		17
At 1 January	£ 48
At 31 December		£ 48